Income Taxes - Schedule of Loss Before Provision For Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic	$ (35,548)	$ (45,548)
Foreign	(4,086)	(4,754)
Loss before income taxes	$ (39,634)	$ (50,302)